ORGANIZATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

ChinaCache International Holdings Ltd. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on June 29, 2005. Upon incorporation, the Company was 99% owned by Consolidated Capital Holdings Ltd (‘‘CCH’’) which was under the control of Mr. Wang Song and his spouse Ms. Kou Xiaohong, (collectively known as the ‘‘Founders’’). Subsequently on April 12, 2007, CCH transferred 15% of its interest in the Company to Harvest Century International Limited (‘‘HCI’’), a company which is 100% owned by Ms. Kou Xiaohong.

The Company through its subsidiaries and variable interest entities noted below are principally engaged in the provision of content and application delivery total solutions in the People’s Republic of China (the “PRC”).

As of December 31, 2014, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

Chinacache Ireland Limited (“Chinacache IE”)	November 18, 2013	Ireland	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Construction of the cloud infrastructure

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	100%	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	100%	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)	August 15, 2014	The PRC	100%	IT system integration, electronic equipment

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two employees of the Company,

respectively (collectively the “Nominee Shareholders”).

The following is a summary of the various VIE agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst the Company and the Nominee Shareholders, the Nominee Shareholders irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominee Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominee Shareholders upon the exercise of the exclusive option is required to be remitted in full to ChinaCache Beijing. Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominee Shareholders must remit in full any funds received from Beijing Blue IT to ChinaCache Beijing, in the event any distributions are made by the VIEs pursuant to any written consents of the Company. This agreement is valid for ten years and expires on September 23, 2015. Such agreement can be renewed for an additional ten years at the sole discretion of the Company, and the times of such renewals are unlimited.

A similar exclusive option agreement was signed by ChinaCache Beijing with Beijing Jingtian.

Exclusive business cooperation agreement

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing and the VIEs, ChinaCache Beijing is to provide exclusive business support, technical and consulting services including technical services, business consultations, access to intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees in an amount as determined and adjustable at the sole discretion of ChinaCache Beijing. The service fees charged to Beijing Blue IT are based on methods set forth in the technical support and service agreement and technical consultation and training agreement, as further discussed below. The service fees charged to Beijing Jingtian is based on 100% of Beijing Jingtian’s net income.

This agreement is valid for ten years and expires on September 23, 2015. Prior to this agreement’s and subsequent agreements’ expiration dates, ChinaCache Beijing can at its sole discretion renew at a term of its choice through written confirmation.

Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement

Pursuant to these agreements between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting, training and equipment leasing services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing. The fees charged to Blue IT include an annual fixed amount and a variable quarterly amount which is determined based on the following factors:

•

the number of ChinaCache Beijing’s employees who provided the services pursuant to the business cooperation agreement to Beijing Blue IT during the quarter (the “Quarterly Services”) and the qualifications of the employees;

•	the number of hours ChinaCache Beijing’s employees spent to provide the Quarterly Services;
•	operating expenses incurred by ChinaCache Beijing to provide the Quarterly Services;
•	nature and value of the Quarterly Services; and
•	Beijing Blue IT’s operating revenue for the quarter.

The original term of each of these three agreements was five years running from September 23, 2005, and each of the agreements was renewed in September 2010 for a five year term which expires on September 23, 2015. The term of the equipment leasing agreement can be extended solely by ChinaCache Beijing by written notice prior to the expiration of the term, and the extended term shall be determined by ChinaCache Beijing.

The exclusive business cooperation agreement, exclusive technical support and service agreement, exclusive technical consultation and training agreement, and equipment leasing agreement are collectively referred to as “Service Agreements”.

Loan agreement

The Company provided a loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding. The loan agreement between the Company and the Nominee Shareholders of Beijing Blue IT is valid for ten years and expires on September 23, 2015. Such agreement can be extended upon mutual written consent of the Company and the Nominee Shareholders of Beijing Blue IT.

ChinaCache Beijing also provided a loan of RMB8,500,000 to the Nominee Shareholders of Beijing Jingtian for their investment in the registered share capital. In addition, the Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. The loan agreement between ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian is valid for ten years and expires on December 3, 2022. Such agreement can be extended upon mutual written consent of ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association. This agreement remains continuously valid, as long as the Nominee Shareholders continue to be the shareholders of the VIEs.

Subsequently, ChinaCache Beijing assigned the power of attorney agreement to ChinaCache Beijing’s shareholders or a party designated by ChinaCache Beijing’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Share pledge agreement

Pursuant to the share pledge agreement between ChinaCache Beijing and the Nominee Shareholders, the Nominee Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the Service Agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing. This agreement is continuously valid until all payments due under the above VIE agreements have been fulfilled by the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable powers of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, the Company, either directly or through ChinaCache Beijing, obtained effective control over the VIEs through the ability to exercise all the rights of the VIEs’ shareholders pursuant to the share pledge agreement and the exclusive option agreements. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses directly through the loan agreements. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of the VIEs through ChinaCache Beijing using the Service Agreements. Thus, the Company is the primary beneficiary of the VIEs and consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Legal compliance

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of its VIEs. In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there is significant consolidation judgment due to the existence of substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with its VIEs is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC. To the extent that changes to and new PRC laws and regulations prohibit the Company’s VIE arrangements from also complying with the principles of consolidation, then the Company would no longer be able to consolidate and therefore would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss and deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following tables represent the financial information of the consolidated VIEs as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group:

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	77,400	141,440	22,796
Accounts receivable (net of allowance for doubtful accounts of RMB11,894 and RMB58,871 (US$9,489) as of December 31, 2013 and 2014, respectively)	297,947	302,218	48,709
Prepaid expenses and other current assets	25,871	14,644	2,361
Deferred tax assets	6,546	19,537	3,149
Amounts due from inter-companies(1)	6,300	32,214	5,192
Amounts due from a related party(2)	141	—	—

Total current assets	414,205	510,053	82,207

Non-current assets:
Property and equipment, net	185,107	306,940	49,470
Cloud infrastructure construction in progress	5,705	—	—
Intangible assets, net	4,702	7,746	1,248
Long term investments	7,603	15,103	2,434
Deferred tax assets	602	470	76
Long term deposits and other non-current assets	4,458	25,150	4,053

Total non-current assets	208,177	355,409	57,281

TOTAL ASSETS	622,382	865,462	139,488

	As of December 31,
	2013	2014
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	200,483	245,336	39,541
Accrued employee benefits	33,448	30,114	4,853
Accrued expenses and other payables	71,095	73,900	11,911
Income tax payable	5,777	10,435	1,682
Liabilities for uncertain tax positions	6,296	6,407	1,033
Amounts due to inter-companies(1)	236,584	347,873	56,067
Amounts due to a related party (2)	844	—	—
Current portion of capital lease obligations	—	13,118	2,114
Deferred government grant	24,360	37,360	6,021

Total current liabilities	578,887	764,543	123,222

Non-current liabilities:
Non-current portion of capital lease obligations	—	19,657	3,168

Total non-current liabilities	—	19,657	3,168

Total liabilities	578,887	784,200	126,390

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to related parties is discussed in Note 19.

	For the Years Ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	745,835	910,757	1,189,247	191,672
-Inter-companies	12,588	146,640	120,783	19,467
-A related party customer	12,543	—	—	—
Net profit (loss)	20,406	(12,761)	15,146	2,441

	For the Years Ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	51,059	97,554	252,790	40,742
Net cash used in investing activities	(49,933)	(89,657)	(184,318)	(29,707)
Net cash used in financing activities	—	—	(4,432)	(714)